Note 1 - Reporting Entity	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Reporting entity:

Aptose Biosciences Inc. (“Aptose” or the “Company”) is a clinical-stage biotechnology company committed to discovering and developing personalized therapies addressing unmet medical needs in oncology. The Company’s executive offices are located in San Diego, California and its head office is located in Toronto, Canada.

Aptose has
one
clinical-stage program,
one
IND-stage program, and a
third
program that is discovery-stage and partnered with another company.
CG026806
(“CG-
806”
), Aptose’s pan- FMS-like tyrosine kinase
3
/ pan-Bruton’s tyrosine kinase inhibitor, is currently at the IND submission stage of development (we submitted the investigational new drug (“IND”) application to the U.S. Food and Drug Administration (FDA) in
February 2019.
Development of CG-
806
is intended for the treatment of patients with relapsed / refractory Acute Myeloid Leukemia (R/R AML) and patients having certain B-cell malignancies. APTO-
253,
Aptose’s
second
program, is a small molecule MYC inhibitor and is currently enrolling patients in a Phase
1b
clinical trial for the treatment of patients with R/R blood cancers, including AML and high-risk Myelodysplastic Syndrome.